Leases - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Sublease, remaining lease term (less than)			2 years
Rent expense	$ 1.6	$ 1.2	$ 3.3	$ 2.5
DiscoverOrg Holdings
Business Acquisition [Line Items]
Operating lease, remaining lease term					11 years
Operating lease, option to extend lease, term					5 years
Rent expense					$ 6.5	$ 1.9
DiscoverOrg Holdings | Minimum
Business Acquisition [Line Items]
Sublease, remaining lease term (less than)					1 year
DiscoverOrg Holdings | Maximum
Business Acquisition [Line Items]
Sublease, remaining lease term (less than)					6 years